Summary of Net Deferred Tax Liability (Detail) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax liability:
Property, plant and equipment and intangibles	$ 426,934	$ 467,109
Debt issue costs	3,280	3,534
Partnership deferrals	850	1,730
Other	7,926	5,722
Deferred income tax liability	438,990	478,095
Offsetting of assets and liabilities	(413,601)	(405,316)
Deferred tax liabilities	25,389	72,779
Deferred tax assets:
Losses (expire from time to time up to 2038)	402,025	423,595
Long-term incentive plan	6,131	6,849
Other	10,169	11,752
Deferred income tax asset	418,325	442,196
Offsetting of assets and liabilities	(413,601)	(405,316)
Deferred tax assets	4,724	36,880
Net deferred tax liability	$ 20,665	$ 35,899